Operating Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	$ 571,168	$ 783,658
Total lease right-of-use assets	571,168	783,658
Operating lease liabilities, current	219,917	212,814
Operating lease liabilities, non-current	463,196	683,113
Total operating lease liabilities	$ 683,113	$ 895,927